Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Schedule of Weighted-Average Assumptions Used in Valuing Stock Options Granted to Employees
The following are the weighted-average assumptions used in valuing the stock options granted to employees for the years ended December 31, 2013 and 2012:

	2013	2012
Stock price volatility	27%	34%
Risk-free interest rate	0.88%	0.82%
Expected life (in years)	4.93	4.89
Dividend rate	0%	0%
Forfeiture rate	4.1%	5.9%

Schedule of Share-based Compensation, Stock Options, Activity
A summary of the status of employee stock options as of December 31, 2014 and changes during the year then ended is presented below:

All Employee Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2014	3,394	$17.54
Exercised	(791)	$15.26
Forfeited	(53)	$18.97
Expired	(19)	$16.61
Outstanding at December 31, 2014	2,531	$18.23	5.05	$13,231
Vested at December 31, 2014	2,056	$18.10	4.39	$11,025
Vested and expected to vest at December 31, 2014	2,514	$18.23	5.03	$13,148

Schedule of Employee Stock Options and Restricted Stock Units
A summary of stock units as of December 31, 2014 and changes during the year are presented below:

Stock Units	Stock Units (in thousands)	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2014	9,696
Granted	1,696
Vested	(1,528)
Forfeited	(704)
Outstanding at December 31, 2014	9,160	2.68	$215,041
Vested and expected to vest at December 31, 2014	7,727	2.55	$180,497

Schedule of Employee Service Share Based Compensation Allocation of Recognized Period Costs
Share-based compensation expense before taxes for the years ended December 31, 2014, 2013 and 2012 totaled approximately $42.2 million, $37.9 million and $25.4 million, respectively, as shown in the table below. The excess tax benefit realized for the tax deductions of the share-based payment arrangements totaled $1.6 million, $3.1 million and $1.5 million, respectively, for the years ended December 31, 2014, 2013 and 2012.

Compensation Expense (in thousands)	2014	2013	2012
Cost of sales	$2,726	$3,337	$2,328
Research and development	6,650	7,632	4,167
Sales and marketing	8,290	10,412	6,123
General and administrative	24,522	16,554	12,737
Share-based compensation expense	42,188	37,935	25,355
Less: income tax benefit	9,685	8,832	5,630
Net share-based compensation expense	$32,503	$29,103	$19,725